Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Scharf ETF
Shareholder Report [Line Items]
Fund Name	Scharf ETF
Class Name	TF
Trading Symbol	KAT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharfetfs.com/kat/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharfetfs.com/kat/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Scharf ETF	$37	0.75%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 674,429,712
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$674,429,712
Number of Holdings	33
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Occidental Petroleum Corp.	7.5%
McKesson Corp.	5.8%
First American Treasury Obligations Fund	5.6%
Union Pacific Corp.	5.0%
Franco-Nevada Corp.	4.5%
Microsoft Corp.	4.2%
Meta Platforms, Inc.	3.8%
Zoetis, Inc.	3.8%
Chubb Ltd.	3.7%
Markel Group, Inc.	3.7%

Top Sectors	(%)
Financials	26.0%
Health Care	21.7%
Industrials	12.8%
Information Technology	10.4%
Energy	7.5%
Communication Services	5.9%
Materials	4.5%
Consumer Staples	2.4%
Consumer Discretionary	2.0%
Cash & Other	6.8%
[2]
Updated Prospectus Web Address	https://scharfetfs.com/kat/
Scharf Global Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Scharf Global Opportunity ETF
Class Name	TF
Trading Symbol	GKAT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf Global Opportunity ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharfetfs.com/gkat/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharfetfs.com/gkat/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Scharf Global Opportunity ETF	$30	0.59%
[3]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 148,992,029
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$148,992,029
Number of Holdings	40
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Occidental Petroleum Corp.	8.4%
Samsung Electronics Co. Ltd.	6.2%
Franco-Nevada Corp.	4.7%
Marsh & McLennan Cos., Inc.	4.4%
Zoetis, Inc.	4.2%
Canadian National Railway Co.	4.1%
Haleon PLC	4.0%
Union Pacific Corp.	3.8%
Microsoft Corp.	3.8%
Meta Platforms, Inc.	3.2%

Top Sectors	(%)
Health Care	19.7%
Financials	17.7%
Industrials	13.7%
Information Technology	12.4%
Energy	11.7%
Materials	6.8%
Communication Services	5.3%
Consumer Discretionary	4.9%
Utilities	2.2%
Cash & Other	5.6%
[4]
Updated Prospectus Web Address	https://scharfetfs.com/gkat/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Institutional Class
Trading Symbol	LOGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
[5]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 48,344,738
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$48,344,738
Number of Holdings	60
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
SPDR Gold Shares	5.5%
Occidental Petroleum Corp.	5.3%
iShares Silver Trust	5.2%
McKesson Corp.	4.5%
Samsung Electronics Co. Ltd.	4.1%
Franco-Nevada Corp.	3.6%
Tennessee Valley Authority	3.3%
Union Pacific Corp.	3.1%
Microsoft Corp.	2.9%
Markel Group, Inc.	2.8%

Top Sectors	(%)
Financials	20.4%
Health Care	16.6%
Industrials	9.1%
Information Technology	9.0%
Government	6.5%
Energy	5.3%
Communication Services	4.3%
Materials	3.6%
Utilities	3.3%
Cash & Other	21.9%
[6]
Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Retail Class
Shareholder Report [Line Items]
Fund Name	Scharf Multi-Asset Opportunity Fund
Class Name	Retail Class
Trading Symbol	LOGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Additional Information Phone Number	1-866-5SCHARF
Additional Information Website	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$60	1.20%
[7]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 48,344,738
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$48,344,738
Number of Holdings	60
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
SPDR Gold Shares	5.5%
Occidental Petroleum Corp.	5.3%
iShares Silver Trust	5.2%
McKesson Corp.	4.5%
Samsung Electronics Co. Ltd.	4.1%
Franco-Nevada Corp.	3.6%
Tennessee Valley Authority	3.3%
Union Pacific Corp.	3.1%
Microsoft Corp.	2.9%
Markel Group, Inc.	2.8%

Top Sectors	(%)
Financials	20.4%
Health Care	16.6%
Industrials	9.1%
Information Technology	9.0%
Government	6.5%
Energy	5.3%
Communication Services	4.3%
Materials	3.6%
Utilities	3.3%
Cash & Other	21.9%
[8]
Updated Prospectus Web Address	https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/

[1]
*	Annualized

[2]
*	Expressed as a percentage of net assets.

[3]
*	Annualized

[4]
*	Expressed as a percentage of net assets.

[5]
*	Annualized

[6]
*	Expressed as a percentage of net assets.

[7]
*	Annualized

[8]
*	Expressed as a percentage of net assets.